Treasury Shares	12 Months Ended
Dec. 31, 2020
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Treasury Shares
27.	Treasury Shares
Based on the Board of Directors’ resolution, POSCO holds treasury shares for business purposes including its share price stabilization. The changes in treasury shares for the years ended December 31, 2019 and 2020 were as follows:

(shares, in millions of Won)	2019			2020
	Number of shares	Amount		Number of shares	Amount
Beginning	7,185,703	￦	1,532,728	7,071,194	￦	1,508,303
Acquisition of treasury shares	—		—	4,100,169		883,220
Disposal of treasury shares	(114,509)		(24,425)	—		—

Ending	7,071,194	￦	1,508,303	11,171,363	￦	2,391,523

During the year ended December 31, 2020, the Company entered into a trust contract of acquiring treasury shares following approval of the Board of Directors. The amount committed to purchase treasury shares by this trust contract is ￦1,000 billion, and the contract period is from April 13, 2020 to April 12, 2021.